Expense Example - FidelityHealthSavingsFunds-RetailComboPRO - FidelityHealthSavingsFunds-RetailComboPRO - Fidelity Health Savings Index Fund - Fidelity Health Savings Index Fund	Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 17
3 years	64
5 years	117
10 years	$ 274